Oil and Gas Properties (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Plant and equipment
The depreciation methods and estimated useful lives for other plant and equipment are as follows:

Classification	Method	Rate or period
Motor Vehicles	Diminishing balance	15%
Office Equipment	Diminishing balance	20%
Computer Hardware	Diminishing balance	30%
Furniture and Fixtures	Diminishing balance	10%
Leasehold Improvements	Straight-line over life of the lease	Various
Lease assets	Straight-line over the shorter of the useful life or the lease term	Various
Other Assets	Diminishing balance	Various

	Cost	Accumulated depletion	Net book value
Balance, December 31, 2018	$10,744,533	$(4,926,644)	$5,817,889
Capital expenditures	549,343	—	549,343
Property acquisitions	2,636	—	2,636
Transfers from exploration and evaluation assets (note 5)	16,204	—	16,204
Change in asset retirement obligations (note 10)	23,894	—	23,894
Divestitures	(2,069)	1,690	(379)
Property swaps	1,773	—	1,773
Impairment	—	(180,000)	(180,000)
Foreign currency translation	(208,017)	89,813	(118,204)
Depletion	—	(725,267)	(725,267)
Balance, December 31, 2019	$11,128,297	$(5,740,408)	$5,387,889
Capital expenditures	275,850	—	275,850
Transfers from exploration and evaluation assets (note 5)	8,585	—	8,585
Change in asset retirement obligations (note 10)	94,994	—	94,994
Property swaps	(1,190)	178	(1,012)
Impairments	—	(2,247,162)	(2,247,162)
Foreign currency translation	(82,860)	120,123	37,263
Depletion	—	(478,859)	(478,859)
Balance, December 31, 2020	$11,423,676	$(8,346,128)	$3,077,548

Disclosure of recoverable amount of CGU benchmark reference prices
The recoverable amount of the Company's CGUs were calculated at March 31, 2020 using the following benchmark reference prices for the years 2020 to 2029 adjusted for commodity differentials specific to the Company. The prices and costs subsequent to 2029 have been adjusted for inflation at an annual rate of 2%.

	2020	2021	2022	2023	2024	2025	2026	2027	2028	2029
WTI crude oil (US$/bbl)	29.17	40.45	49.17	53.28	55.66	56.87	58.01	59.17	60.35	61.56
WCS heavy oil (CA$/bbl)	19.21	34.65	46.34	51.25	54.28	55.72	56.96	58.22	59.51	60.82
LLS crude oil (US$/bbl)	32.17	43.80	52.55	56.68	59.10	60.35	61.52	62.72	63.94	65.19
Edmonton par oil (CA$/bbl)	29.22	46.85	59.27	65.02	68.43	69.81	71.24	72.70	74.19	75.71
Henry Hub gas (US$/mmbtu)	2.10	2.58	2.79	2.86	2.93	3.00	3.07	3.13	3.19	3.25
AECO gas (CA$/mmbtu)	1.74	2.20	2.38	2.45	2.53	2.60	2.66	2.72	2.79	2.85
Exchange rate (CAD/USD)	1.41	1.37	1.34	1.34	1.34	1.33	1.33	1.33	1.33	1.33
The recoverable amount of the Company's CGUs were calculated at December 31, 2020 using the following benchmark reference prices for the years 2021 to 2030 adjusted for commodity differentials specific to the Company. The prices and costs subsequent to 2030 have been adjusted for inflation at an annual rate of 2%.

	2021	2022	2023	2024	2025	2026	2027	2028	2029	2030
WTI crude oil (US$/bbl)	47.17	50.17	53.17	54.97	56.07	57.19	58.34	59.50	60.69	61.91
WCS heavy oil (CA$/bbl)	44.63	48.18	52.10	54.10	55.19	56.29	57.42	58.57	59.74	60.93
LLS crude oil (US$/bbl)	49.50	52.85	55.87	57.69	58.82	59.97	61.15	62.34	63.56	64.83
Edmonton par oil (CA$/bbl)	55.76	59.89	63.48	65.76	67.13	68.53	69.95	71.40	72.88	74.34
Henry Hub gas (US$/mmbtu)	2.83	2.87	2.90	2.96	3.02	3.08	3.14	3.20	3.26	3.33
AECO gas (CA$/mmbtu)	2.78	2.70	2.61	2.65	2.70	2.76	2.81	2.87	2.92	2.98
Exchange rate (CAD/USD)	1.30	1.31	1.31	1.31	1.31	1.31	1.31	1.31	1.31	1.31

Sensitivity of The Estimated Recoverable Amount of Changes in Assumptions
The following table demonstrates the sensitivity of the estimated recoverable amount of the Company's CGUs to reasonably possible changes in key assumptions inherent in the estimate.

	Recoverable amount	Impairment	Change in discount rate of 1%	Change in oil price of $2.50/bbl	Change in gas price of $0.25/mcf
Conventional CGU	$37,444	$41,000	$3,000	$3,500	$8,500
Peace River CGU	109,631	345,000	9,500	53,500	3,000
Lloydminster CGU	227,967	470,000	25,000	69,500	—
Duvernay CGU	61,197	5,000	5,500	9,500	1,500
Viking CGU	962,134	915,000	57,000	123,000	4,000
Eagle Ford CGU	1,576,423	812,488	120,750	141,500	32,000
	$2,974,796	$2,588,488	$220,750	$400,500	$49,000
The following table demonstrates the sensitivity of the estimated recoverable amount of the Company's CGUs to reasonably possible changes in key assumptions inherent in the estimate.

	Recoverable amount	Impairment reversal	Change in discount rate of 1%	Change in oil price of $2.50/bbl	Change in gas price of $0.25/mcf
Conventional CGU	$54,265	$—	$1,000	$3,000	$9,000
Peace River CGU	104,225	—	1,000	49,500	3,000
Lloydminster CGU	212,979	—	7,000	57,500	500
Duvernay CGU	70,491	—	5,500	12,000	1,500
Viking CGU	1,026,026	116,000	34,500	106,500	5,000
Eagle Ford CGU	1,609,562	225,326	91,600	157,500	38,400
	$3,077,548	$341,326	$140,600	$386,000	$57,400